Basis of Preparation (Details) - Schedule of Closing Rates and Average Exchange Rates for Most Significant Foreign Currencies	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jan. 01, 2023
US [Member]
Schedule of Closing Rates and Average Exchange Rates for Most Significant Foreign Currencies [Line Items]
Geographical area	United States	Dollar
Reporting entities	2
Average exchange rates	1	1	1	1
Average exchange rates	1		1
CHF [Member]
Schedule of Closing Rates and Average Exchange Rates for Most Significant Foreign Currencies [Line Items]
Geographical area	Switzerland	Swiss Franc
Reporting entities	2
Average exchange rates	1.1125	1.1884	1.1173	1.081
Average exchange rates	1.1245		1.0966
EUR [Member]
Schedule of Closing Rates and Average Exchange Rates for Most Significant Foreign Currencies [Line Items]
Geographical area	Europe	Euro
Reporting entities	1
Average exchange rates	1.0722	1.1036	1.0924	1.0703
Average exchange rates	1.0814		1.0817